Stock Compensation Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Northrop Grumman Shipbuilding [Member]
Stock Compensation Plans

16. STOCK COMPENSATION PLANS

Effect of the Spin-Off

Prior to the spin-off, HII's current and former employees participated in certain of Northrop Grumman's stock-based award plans (the Northrop Grumman Plan). As of the date of the spin-off, the shares, options, and rights under the Northrop Grumman Plan were converted to shares, options, and rights under the 2011 Plan. The conversion was effected so that the outstanding stock-based awards held by the company's current and former employees on the Distribution Date were adjusted to reflect the value of the distribution such that the intrinsic value of such awards was not diluted at the time of, and due to, the separation. This was achieved using the conversion rate stated in Note 1. Unless otherwise stated, share amounts and share prices detailed below have been retroactively adjusted to reflect the impact of the conversion. The company measured the fair value of the awards immediately before and after the conversion, and there is no related incremental compensation expense associated with the conversion.

The following is a description of those Northrop Grumman Plan awards, which were converted into awards under the 2011 Plan.

Converted Stock Options—As of the date of the spin-off, outstanding options held by HII's current and former employees under the Northrop Grumman Plan were converted to options of HII under the 2011 Plan. Based on the conversion factor of 1.65, as determined in the spin-off agreement, approximately 1.0 million options in the Northrop Grumman Plan were converted into approximately 1.6 million options in the 2011 Plan. Of the 1.6 million options issued under the 2011 Plan, approximately 1.4 million were fully vested at the time of conversion. The cumulative intrinsic value of the options at conversion was maintained in the conversion, and totaled $15 million at March 31, 2011. At September 30, 2011, the unrecognized compensation expense related to unvested options converted was $1 million, which will be recognized over a weighted average period of 1.2 years. There were no additional options granted during the nine months ended September 30, 2011.

A summary of the status of the company's stock option awards at September 30, 2011 is presented below.

	Shares Under Option (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($ in millions)
Outstanding at September 30, 2011	1,596	$33.24	3.2 years	—
Exercisable at September 30, 2011	1,363	$33.40	2.9 years	—

Converted Restricted Stock Awards—As of the date of the spin-off, outstanding RPSRs in the Northrop Grumman Plan were converted to RPSRs of HII under the 2011 Plan. Under the Northrop Grumman Plan, those rights were subject to performance criteria which impact the ultimate number of shares that vest. Upon conversion, the performance factors for approximately 0.7 million stock rights were fixed based on the achievement of pre-spin-off targets under the Northrop Grumman Plan, and continue to vest only based on continued service of the employee holder. Of these shares, 0.7 million are outstanding at September 30, 2011. Upon conversion, approximately 0.5 million converted stock rights are subject to continued performance targets established by the company. Of these shares, 0.5 million are outstanding at September 30, 2011.

The 2011 Plan

The 2011 Plan was approved by the HII Board of Directors effective March 31, 2011. The 2011 Plan allows for grants to employees of three general types: stock options, stock appreciation rights (SARs), and other stock awards. Each stock option grant is made with an exercise price of not less than 100 percent of the closing price of HII's stock on the date of grant (market options), with the exception of those options issued in exchange for Northrop Grumman stock options. Stock awards, in the form of restricted performance stock rights and restricted stock rights, are granted to key employees without payment to the company. The fair value of the performance-based stock awards is determined based on the closing market price of HII's common stock on the grant date. For purposes of measuring compensation expense, the number of shares ultimately expected to vest is estimated at each reporting date based on management's expectations regarding the relevant performance criteria, or service criteria.

In the first nine months of 2011, in addition to those grants under the plan related to the converted awards discussed above, the company issued new awards under the 2011 Plan as follows:

Restricted Performance Stock Rights (RPSRs)—On March 31, 2011, the company granted 0.5 million rights at a share price of $41.50. These rights are subject to cliff vesting based on service over 2 years and 9 months from the date of grant, as well as the achievement of performance based targets at the end of the same period. Based upon the company's results measured against such targets, between 0 percent and 200 percent of the original stated grant will ultimately vest.

Restricted Stock Rights (RSRs)—In connection with the spin off, retention stock awards were granted to key employees to ensure a successful transition and business continuity. On March 31, 2011, the company granted 0.7 million restricted stock rights at a share price of $41.50 with cliff vesting on the third anniversary of the grant.

A summary of the status of the company's stock awards at September 30, 2011 is presented below.

Outstanding at September 30, 2011	Stock Awards (in thousands)	Weighted-Average Grant Date Fair Value	Weighted Average Remaining Contractual Term
Converted restricted stock awards	1,237	$31.72	0.7 years
New restricted stock awards	1,206	$41.33	2.3 years

Total stock awards	2,443	$36.46	1.5 years

Compensation Expense

Total stock-based compensation recorded by HII for the value of the awards granted to company employees and non-employee members of the Board of Directors for the nine months ended September 30, 2011, and 2010, was $26 million and $12 million, respectively, of which less than $1 million related to stock options as of each period end and $26 million and $11 million related to stock awards, respectively.

Tax benefits recognized in the unaudited condensed consolidated statements of operations for stock-based compensation during each of the nine months ended September 30, 2011, and 2010, were $9 million and $4 million, respectively.

Unrecognized Compensation Expense

At September 30, 2011, there was $1 million of unrecognized compensation expense related to unvested stock option awards, which will be recognized over a weighted average period of 1.2 years. In addition, there was $21 million of unrecognized compensation expense associated with the 2011 RSRs, which will be recognized over a period of 2.5 years.

At September 30, 2011, there was $13 million of unrecognized compensation expense associated with the RPSRs converted as part of the spin-off, which will be recognized over a weighted average period of 0.7 years. In addition, there was $15 million of unrecognized expense associated with the 2011 RPSRs which will be recognized over a period of 2.3 years.

18.	STOCK COMPENSATION PLANS

Plan Descriptions

The company participates in certain of Northrop Grumman's stock-based award plans. At December 31, 2010, company employees had stock-based compensation awards outstanding under the Northrop Grumman-sponsored 2001 Long-Term Incentive Stock Plan (2001 LTISP). This plan was approved by Northrop Grumman's shareholders. Northrop Grumman has historically issued new shares to satisfy award grants.

The 2001 LTISP plan permit grants to key employees of three general types of stock incentive awards of Northrop Grumman's common stock: stock options, stock appreciation rights (SARs), and stock awards. Each stock option grant is made with an exercise price at the closing price of Northrop Grumman's stock on the date of grant (market options). Outstanding stock options granted prior to 2008 generally vest in 25 percent increments over four years from the grant date under the 2001 LTISP, and grants outstanding expire ten years after the grant date. Stock options granted in 2008 and later vest in 33 percent increments over three years from the grant date, and grants outstanding expire seven years after the grant date. No SARs have been granted under the 2001 LTISP. Stock awards, in the form of restricted performance stock rights and restricted stock rights, are granted to key employees without payment to the company.

Under the 2001 LTISP, recipients of restricted performance stock rights earn shares of Northrop Grumman's stock, based on financial metrics determined by Northrop Grumman's Board of Directors in accordance with the plan. For grants prior to 2007, if the objectives have not been met at the end of the applicable performance period, a substantial portion of the original grant will be forfeited. If the financial metrics are met or exceeded during the performance period, all recipients can earn up to 150 percent of the original grant. Beginning in 2007, all recipients could earn up to 200 percent of the original 2007 grant if financial metrics are exceeded. Restricted stock rights issued under either plan generally vest after three years. Termination of employment can result in forfeiture of some or all of the benefits extended.

Compensation Expense

Total stock-based compensation allocated to NGSB by Northrop Grumman for the value of such awards granted to company employees for the years ended December 31, 2010, 2009, and 2008, was $16 million, $11 million, and $13 million, respectively, of which $1 million, $1 million, and $1 million related to stock options and $15 million, $10 million, and $11 million, related to stock awards, respectively. Tax benefits recognized in the consolidated statements of operations for stock-based compensation during the years ended December 31, 2010, 2009, and 2008, were $6 million, $5 million, and $5 million, respectively. The amount of Northrop Grumman shares issued to satisfy stock-based compensation awards are recorded by Northrop Grumman and, accordingly, are not reflected in NGSB's consolidated financial statements.

Unrecognized Compensation Expense

At December 31, 2010, there was $26 million of unrecognized compensation expense related to unvested awards granted under Northrop Grumman's stock-based compensation plans for company employees, of which $2 million related to stock options and $24 million related to stock awards. These amounts are expected to be charged to expense over a weighted-average period of 1.3 years.

Stock Options

The fair value of each of Northrop Grumman's stock option awards is estimated on the date of grant using a Black-Scholes option-pricing model that uses the assumptions noted in the table below. The fair value of Northrop Grumman's stock option awards is expensed on a straight-line basis over the vesting period of the options, which is generally three to four years. Expected volatility is based on an average of (1) historical volatility of Northrop Grumman's stock and (2) implied volatility from traded options on Northrop Grumman's stock. The risk-free rate for periods within the contractual life of the stock option award is based on the yield curve of a zero-coupon U.S. Treasury bond on the date the award is granted with a maturity equal to the expected term of the award. Northrop Grumman uses historical data to estimate future forfeitures. The expected term of awards granted is derived from historical experience under Northrop Grumman's stock-based compensation plans and represents the period of time that awards granted are expected to be outstanding.

The significant weighted-average assumptions used by Northrop Grumman relating to the valuation of Northrop Grumman's stock options for the years ended December 31, 2010, 2009, and 2008, was as follows:

	2010	2009	2008
Dividend yield	2.9%	3.6%	1.8%
Volatility rate	25%	25%	20%
Risk-free interest rate	2.3%	1.7%	2.8%
Expected option life (years)	6	5 & 6	6

Northrop Grumman generally grants stock options exclusively to executives, and the expected term of six years is based on these employees' historical exercise behavior. In 2009, Northrop Grumman granted options to non-executives and assigned an expected term of five years for valuing these options. Northrop Grumman and the company believe that this stratification of expected terms best represents future expected exercise behavior between the two employee groups

The weighted-average grant date fair value of Northrop Grumman's stock options granted during the years ended December 31, 2010, 2009, and 2008, was $11, $7, and $15, per share, respectively.

Stock option activity for the year ended December 31, 2010, was as follows:

	Shares Under Option (in thousands)	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value ($ in millions)
Outstanding at January 1, 2010	1,139	$53	4 years	$6
Granted	123	60
Exercised	(91)	46
Cancelled and forfeited	(10)	42

Outstanding at December 31, 2010	1,161	$54	3.5 years	$14

Vested and expected to vest in the future at December 31, 2010	1,148	$54	3.5 years	$13

Exercisable at December 31, 2010	891	$54	2.9 years	$11

The intrinsic value of options exercised during the years ended December 31, 2010, 2009, and 2008, was $2 million, zero, and $2 million, respectively. Intrinsic value is measured using the fair market value at the date of exercise (for options exercised) or at December 31 for the applicable year (for outstanding options), less the applicable exercise price.

Stock Awards

The fair value of stock awards is determined based on the closing market price of Northrop Grumman's common stock on the grant date. Compensation expense for stock awards is measured at the grant date based on fair value and recognized over the vesting period. For purposes of measuring compensation expense, the amount of shares ultimately expected to vest is estimated at each reporting date based on management's expectations regarding the relevant performance criteria.

Stock award activity for the year ended December 31, 2010, is presented in the table below. Vested awards include stock awards fully vested during the year and net adjustments to reflect the final performance measure for issued shares.

	Stock Awards (in thousands)	Weighted-Average Grant Date Fair Value	Weighted-Average Remaining Contractual Term
Outstanding at December 31, 2009	436	$58	1.6 years
Granted	272	60
Vested	(142)	82
Forfeited	(11)	52

Outstanding at December 31, 2010	555	$53	1.5 years

During the year ended December 31, 2010, 136,000 shares of Northrop Grumman's common stock were issued to company employees in settlement of prior year stock awards that were fully vested, with a total value upon issuance of $8 million and a grant date fair value of $10 million. During the year ended December 31, 2009, 284,000 shares of Northrop Grumman's common stock were issued to company employees in settlement of prior year stock awards that were fully vested, with a total value upon issuance of $13 million and a grant date fair value of $19 million. During the year ended December 31, 2008 348,000 shares were issued to company employees in settlement of prior year stock awards that were fully vested, with a total value upon issuance of $19 million and a grant date fair value of $28 million. The differences between the fair values at issuance and the grant date fair values reflect the effects of the performance adjustments and changes in the fair market value of the company's common stock.

In 2011, Northrop Grumman expects, upon approval of the Compensation Committee of the Board of Directors, to issue to company employees an additional 142,000 shares of common stock that vested as of December 31 2010, with a grant date fair value of $11 million.